Related Party Transactions (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Related Party Transactions

20	RELATED PARTY TRANSACTIONS

During the year the following related party transactions occurred within the Group:

Philex Mining Corporation is the majority shareholder and ultimate controlling party of the Group.

Forum Philippines Holdings Ltd, a wholly-owned subsidiary of the Company, entered into a US$10 million Facility Agreement (“the Facility”) with Philex Mining Corporation on 24 November 2010.

The Facility will be available for a three year period from the 24 November 2010 and funds can be borrowed at an interest rate of US LIBOR + 4.5%. During 2011 US$6 million was drawdown to enable the Company to fund its 70% share of a first sub-phase work programme over Service Contract 72 (“SC72”) which has now been completed. Obligations arising from funds drawn under this Facility are not convertible into the Company’s or Forum Philippines’ Ordinary Shares.

Amounts due to Philex Mining Corporation in respect of this facility agreement as at 31 December 2011 amounted to US$6,000,000 (2010: US$Nil). Arrangement fees paid to Philex Mining Corporation during the year for the facility were US$Nil (2010: US$200,000). Interest charged for use of the facility during the year was US$261,952 (2010: US$Nil).